Nature of Business and Organization	6 Months Ended
Dec. 31, 2024
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

Global Engine Group Holding Limited (the “Company” or “GE Group”) is a holding company incorporated on September 7, 2021 under the British Virgin Islands (“BVI”) law. The Company has no substantial operations other than holding all of the outstanding share capital of Global Engine Holdings Limited (“BVI Sub”) which was incorporated under BVI law on March 5, 2021. BVI Sub is also a holding company holding of all the equity interest of Global Engine Limited (“GEL”), a Hong Kong Company incorporated on May 3, 2018. The Company, through GEL, is an integrated solutions provider that delivers actionable outcomes for organizations by using information communication technologies (“ICT”) solutions to drive business outcomes and innovation. The GE Group offers: (i) “ICT Solution Services” provides cloud platform deployment, IT system design and configuration services, maintenance services, data center colocation service and cloud service; (ii) “Technical Services” include the technical development, support, and outsourcing services for data center and cloud computing infrastructure, mobility and fixed network communications, as well as Internet-of-things projects; and (iii) “Project Management Services” enhances productivity and collaboration management and enables successful implementations and adoption of solutions for customers. The Company’s headquarters is located in Hong Kong, China. All of the Company’s business activities are carried out by GEL.

On March 30, 2021, GEL’s initial shareholder, Andrew Lee sold his equity interest in GEL to BVI Sub for nominal cash consideration resulting in BVI Sub being the sole shareholder of GEL.  On January 5, 2022, then-existing shareholders of BVI Sub transferred their equity interests in BVI Sub to GE Group, resulting in GE Group being the parent company of BVI Sub and the indirect parent company of GEL.  GE Group, BVI Sub and GEL are under common control which results in the consolidation of BVI Sub and GEL at carrying value.

On December 2, 2024, BVI Sub completed the acquisition of 100% of the issued share capital of Ace Vision Technology Investment Limited. Ace Vision Technology Investment Limited, through its wholly owned subsidiary, Ace Vision Technology Limited (collectively, “Ace Vision Group”), provides IT consultancy services in Hong Kong.

The unaudited interim condensed consolidated financial statements reflect the activities of each of the following entities:

Name	Background	Ownership	Principal activities
Global Engine Group Holding Limited (“GE Group”)	● A BVI company ● Incorporated on September 7, 2021	-	Investment holding
Global Engine Holdings Limited (“BVI Sub”)	● A BVI company ● Incorporated on March 5, 2021	100% owned by GE Group	Investment holding
Ace Vision Technology Investment Limited (“Ace Vision BVI”)	● A BVI company ● Incorporated on May 3, 2022	100% owned by BVI Sub	Investment holding
Global Engine Limited (“GEL”)	● A Hong Kong company ● Incorporated on May 3, 2018	100% owned by BVI Sub	Integrated solutions provider in ICT, system integration and other technical consultation services
Ace Vision Technology Limited (“Ace Vision”)	● A Hong Kong company ● Incorporated on October 30, 2017	100% owned by Ace Vision BVI	IT consultation services